Assumptions to Estimate Fair Value of Conversion Option of Convertible Bonds (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Underlying share price	$ 0.22
Significant unobservable inputs (Level 3)
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Underlying share price	$ 1.10	$ 2.77
Conversion price	$ 19.130	$ 19.125
Time to maturity	3 years 15 days	4 years 15 days
Risk-free rate	1.11%	1.28%
Expected volatility (Level 3 input)	82.33%	84.40%
Comparable yield to maturity	4.50%	10.55%